Geographic and Other Information - Revenues Classified by Major Geographical Areas (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting Information [Line Items]
Revenue	$ 277,198	$ 277,193	$ 278,204	$ 280,683	$ 282,395	$ 283,770	$ 287,770	$ 291,356	$ 1,113,278	$ 1,145,291	$ 1,176,867
United States
Segment Reporting Information [Line Items]
Revenue									812,870	833,864	845,305
International
Segment Reporting Information [Line Items]
Revenue									$ 300,408	$ 311,427	$ 331,562